Notes and Capital Lease Payable (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Capital Leases, future minimum payments due	$ 74,000	$ 47,000
Total capital leases	60,000	37,000
Less: current portion	(18,000)	(8,000)
Capital lease payable - long term	42,000	29,000
De Lage Landon [Member]
Capital Leases, future minimum payments due	19,000	20,000
Dell Computers [Member]
Capital Leases, future minimum payments due		17,000
November 16, 2016 [Member] | Dell Computers [Member]
Capital Leases, future minimum payments due	15,000	17,000
December 15, 2016 [Member] | Dell Computers [Member]
Capital Leases, future minimum payments due	15,000
January 3, 2017 [Member] | Dell Computers [Member]
Capital Leases, future minimum payments due	$ 11,000